Long-term Investment - Additional Information (Details) ¥ in Thousands, $ in Thousands	1 Months Ended										3 Months Ended		12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Nov. 30, 2021 USD ($)	Nov. 30, 2021 CNY (¥)	Oct. 31, 2021 USD ($)	Oct. 31, 2021 CNY (¥)	Sep. 30, 2021 USD ($)	Sep. 30, 2021 CNY (¥)	Aug. 31, 2021 USD ($)	Aug. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Sep. 30, 2021 CNY (¥)
Schedule of Investments [Line Items]
Realized Gains, Exercise of Warrant													$ 1,218
Realized gain of bridge loan conversion to investment													1,218
Changes in fair value of long-term investments													357
Shareholding interest of a privately held company
Schedule of Investments [Line Items]
Shareholding interest acquired, cash consideration	$ 1,120	¥ 7,139	$ 467	¥ 3,000	$ 11,713	¥ 75,000	$ 774	¥ 5,000	$ 3,092	¥ 20,000
Shareholding interest of a customer with a loan
Schedule of Investments [Line Items]
Shareholding interest acquired, cash consideration	$ 1,571	¥ 10,000
Shareholding interest of a customer with a bridge loan
Schedule of Investments [Line Items]
Shareholding interest acquired, cash consideration											$ 2,459	¥ 15,640
Realized Gains, Exercise of Warrant													1,218	¥ 7,860
Loan to customer, conversion into investment | ¥												¥ 15,000
Realized gain of bridge loan conversion to investment													$ 1,218	¥ 7,860
Loan to customer
Schedule of Investments [Line Items]
Loans and Leases Receivable, before Fees, Gross							617								¥ 4,000
Bridge loan to a customer
Schedule of Investments [Line Items]
Loans and Leases Receivable, before Fees, Gross							$ 2,313								¥ 15,000
Loans Receivable, Term							1 year	1 year